AST INVESTMENT GRADE BOND PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value
Long-Term Investments — 99.3%
Affiliated Mutual Funds — 19.0%
AST PGIM Fixed Income Central Portfolio*	254,196,915	$2,590,266,562
AST T.Rowe Price Fixed Income Central Portfolio*	1,934	20,542

Total Affiliated Mutual Funds (cost $2,500,685,012)(wd)		2,590,287,104

Interest Rate	Maturity Date	Principal Amount (000)#
Asset-Backed Securities — 9.3%
Collateralized Loan Obligations — 9.1%
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2022-25A, Class A1, 144A, 3 Month SOFR + 1.390% (Cap N/A, Floor 1.390%)
6.029%(c)	04/20/35	3,000	2,933,102
Apidos CLO Ltd. (Jersey),
Series 2023-44A, Class A1, 144A
—%(p)	04/26/35	33,000	33,000,000
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2019-02A, Class AR, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
5.892%(c)	10/17/32	19,300	18,915,227
Series 2019-03A, Class AR, 144A, 3 Month LIBOR + 1.160% (Cap N/A, Floor 1.160%)
5.975%(c)	10/21/34	8,500	8,274,105
Series 2022-01A, Class A1, 144A, 3 Month SOFR + 1.320% (Cap N/A, Floor 1.320%)
5.952%(c)	04/18/35	12,000	11,693,324
Battalion CLO Ltd. (Cayman Islands),
Series 2019-16A, Class AR, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)
5.928%(c)	12/19/32	11,500	11,263,720
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2017-12A, Class A1R, 144A, 3 Month LIBOR + 0.950% (Cap N/A, Floor 0.950%)
5.742%(c)	10/15/30	12,109	11,976,238
Carlyle US CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.020% (Cap N/A, Floor 0.000%)
5.828%(c)	04/20/31	7,809	7,721,632
Series 2021-11A, Class A, 144A, 3 Month LIBOR + 1.095% (Cap N/A, Floor 1.095%)
5.913%(c)	01/25/33	10,000	9,803,764
CBAM Ltd. (Cayman Islands),
Series 2018-07A, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
5.908%(c)	07/20/31	16,850	16,570,352
Series 2020-12A, Class AR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
5.988%(c)	07/20/34	3,500	3,428,366
Crown City CLO (Cayman Islands),
Series 2022-04A, Class A1, 144A, 3 Month SOFR + 2.230% (Cap N/A, Floor 2.230%)
5.888%(c)	10/20/33	42,500	42,619,548
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Crown Point CLO Ltd. (Cayman Islands),
Series 2021-11A, Class A, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)
5.912%(c)	01/17/34	5,000	$4,878,607
Elevation CLO Ltd. (Cayman Islands),
Series 2021-13A, Class A1, 144A, 3 Month LIBOR + 1.190% (Cap N/A, Floor 1.190%)
5.982%(c)	07/15/34	4,500	4,363,840
Elmwood CLO Ltd. (Cayman Islands),
Series 2021-03A, Class A, 144A, 3 Month LIBOR + 1.040% (Cap N/A, Floor 1.040%)
5.848%(c)	10/20/34	49,140	48,365,794
Greywolf CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month SOFR + 1.290% (Cap N/A, Floor 0.000%)
5.956%(c)	04/26/31	11,000	10,877,168
Guggenheim CLO STAT Ltd. (Cayman Islands),
Series 2022-01A, Class A1A, 144A, 3 Month SOFR + 2.590% (Cap N/A, Floor 2.590%)
6.709%(c)	10/25/31	54,300	54,413,590
HPS Loan Management Ltd. (Cayman Islands),
Series 2015-06A, Class A1R, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 0.000%)
5.806%(c)	02/05/31	993	984,815
ICG US CLO Ltd. (Cayman Islands),
Series 2015-01A, Class A1R, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)
5.938%(c)	10/19/28	4,895	4,858,298
Jamestown CLO Ltd. (Cayman Islands),
Series 2019-14A, Class A1AR, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
6.008%(c)	10/20/34	5,375	5,243,791
Jefferson Mill CLO Ltd. (Cayman Islands),
Series 2015-01A, Class AR, 144A, 3 Month LIBOR + 1.175% (Cap N/A, Floor 0.000%)
5.983%(c)	10/20/31	9,969	9,793,198
KKR CLO Ltd. (Cayman Islands),
Series 18, Class AR, 144A, 3 Month LIBOR + 0.940% (Cap N/A, Floor 0.940%)
5.735%(c)	07/18/30	8,954	8,858,982
Series 33A, Class A, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)
5.978%(c)	07/20/34	8,000	7,819,979
KKR CLO Ltd.,
Series 30A, Class A1R, 144A, 3 Month LIBOR + 1.020% (Cap N/A, Floor 1.020%)
5.812%(c)	10/17/31	6,750	6,646,537
KKR Static CLO Ltd. (Cayman Islands),
Series 2022-02A, Class A1, 144A, 3 Month SOFR + 2.220% (Cap N/A, Floor 2.220%)
6.738%(c)	10/20/31	156,500	156,652,932
Madison Park Funding Ltd. (Cayman Islands),
Series 2016-21A, Class AARR, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)
5.872%(c)	10/15/32	5,000	4,920,077
A1

AST INVESTMENT GRADE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Series 2019-33A, Class AR, 144A, 3 Month SOFR + 1.290% (Cap N/A, Floor 1.290%)
5.948%(c)	10/15/32	5,000	$4,955,460
MidOcean Credit CLO (Cayman Islands),
Series 2017-07A, Class A1R, 144A, 3 Month LIBOR + 1.040% (Cap N/A, Floor 0.000%)
5.832%(c)	07/15/29	12,318	12,202,600
Series 2019-10A, Class A1R, 144A, 3 Month LIBOR + 1.230% (Cap N/A, Floor 1.230%)
6.045%(c)	10/23/34	4,000	3,865,100
Mountain View CLO Ltd. (Cayman Islands),
Series 2022-01A, Class A, 144A, 3 Month SOFR + 2.500% (Cap N/A, Floor 2.500%)
6.554%(c)	10/15/32	59,000	59,631,418
Nassau Ltd. (Jersey),
Series 2022-01A, Class A1, 144A, 3 Month SOFR + 2.130% (Cap N/A, Floor 2.130%)
6.778%(c)	01/15/31	36,100	36,068,755
Neuberger Berman CLO Ltd. (Cayman Islands),
Series 2014-17A, Class AR2, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 1.030%)
5.845%(c)	04/22/29	2,936	2,908,263
Northwoods Capital Ltd. (Cayman Islands),
Series 2017-15A, Class A1R, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 1.210%)
6.173%(c)	06/20/34	11,750	11,351,600
Series 2020-22A, Class AR, 144A, 3 Month SOFR + 1.450% (Cap N/A, Floor 1.450%)
6.356%(c)	09/01/31	25,000	24,714,955
Oaktree CLO Ltd. (Cayman Islands),
Series 2022-02A, Class A1, 144A, 3 Month SOFR + 2.000% (Cap N/A, Floor 2.000%)
6.658%(c)	07/15/33	25,000	24,961,660
OCP CLO Ltd. (Cayman Islands),
Series 2015-09A, Class A1R2, 144A, 3 Month SOFR + 1.250% (Cap N/A, Floor 1.250%)
5.882%(c)	01/15/33	15,000	14,721,616
OFSI BSL Ltd. (Cayman Islands),
Series 2022-11A, Class A1, 144A, 3 Month SOFR + 2.100% (Cap N/A, Floor 2.100%)
6.732%(c)	07/18/31	25,000	24,971,202
Palmer Square Loan Funding Ltd. (Cayman Islands),
Series 2022-03A, Class A1A, 144A, 3 Month SOFR + 1.820% (Cap N/A, Floor 1.820%)
5.825%(c)	04/15/31	164,750	164,355,193
Rockford Tower CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A, 144A, 3 Month LIBOR + 1.160% (Cap N/A, Floor 1.160%)
5.968%(c)	10/20/31	8,000	7,901,241
Rockford Tower CLO Ltd.,
Series 2022-02A, Class A1, 144A, 3 Month SOFR + 2.000% (Cap N/A, Floor 2.000%)
6.639%(c)	07/20/33	21,250	21,281,890
Signal Peak CLO Ltd.,
Series 2018-05A, Class A, 144A, 3 Month LIBOR + 1.110% (Cap N/A, Floor 1.110%)
5.928%(c)	04/25/31	15,000	14,826,567
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Silver Rock CLO Ltd. (Cayman Islands),
Series 2021-02A, Class A, 144A, 3 Month LIBOR + 1.190% (Cap N/A, Floor 1.190%)
5.998%(c)	01/20/35	18,750	$18,248,317
Sound Point CLO Ltd. (Cayman Islands),
Series 2014-03RA, Class A1R, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)
5.885%(c)	10/23/31	7,250	7,143,737
Symphony CLO Ltd. (Cayman Islands),
Series 2016-18A, Class A1RR, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
5.915%(c)	07/23/33	18,750	18,415,622
TCW CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1RR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
5.982%(c)	10/29/34	2,500	2,443,329
Series 2019-02A, Class A1R, 144A, 3 Month SOFR + 1.280% (Cap N/A, Floor 1.280%)
5.919%(c)	10/20/32	12,000	11,748,234
THL Credit Wind River CLO Ltd. (Cayman Islands),
Series 2019-01A, Class AR, 144A, 3 Month LIBOR + 1.160% (Cap N/A, Floor 1.160%)
5.968%(c)	07/20/34	8,500	8,273,047
Tikehau US CLO Ltd. (Bermuda),
Series 2022-02A, Class A1, 144A, 3 Month SOFR + 2.390% (Cap N/A, Floor 2.390%)
7.180%(c)	01/20/32	35,750	35,812,520
TSTAT Ltd. (Bermuda),
Series 2022-02A, Class A1, 144A, 3 Month SOFR + 2.370% (Cap N/A, Floor 2.370%)
6.883%(c)	01/20/31	134,250	134,443,629
Venture CLO Ltd. (Cayman Islands),
Series 2021-43A, Class A1, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 1.240%)
6.032%(c)	04/15/34	7,750	7,546,112
Voya CLO Ltd. (Cayman Islands),
Series 2019-03A, Class AR, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)
5.872%(c)	10/17/32	20,000	19,619,844
Wellfleet CLO Ltd. (Cayman Islands),
Series 2017-02A, Class A1R, 144A, 3 Month LIBOR + 1.060% (Cap N/A, Floor 0.000%)
5.868%(c)	10/20/29	13,221	13,112,010
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
6.008%(c)	10/20/31	25,250	24,884,367
Wellfleet CLO Ltd.,
Series 2017-03A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
5.942%(c)	01/17/31	5,000	4,895,459
Wind River CLO Ltd. (Cayman Islands),
Series 2016-01KRA, Class A1R2, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 1.210%)
6.002%(c)	10/15/34	1,500	1,464,163

A2

AST INVESTMENT GRADE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Zais CLO Ltd. (Cayman Islands),
Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.290% (Cap N/A, Floor 0.000%)
6.082%(c)	04/15/30	1,623	$1,608,766
			1,245,253,662
Consumer Loans — 0.0%
Oportun Issuance Trust,
Series 2022-02, Class A, 144A
5.940%	10/09/29	5,087	5,060,445
Credit Cards — 0.0%
Citibank Credit Card Issuance Trust,
Series 2018-A07, Class A7
3.960%	10/13/30	2,700	2,622,725
Home Equity Loans — 0.1%
ACE Securities Corp. Home Equity Loan Trust,
Series 2004-IN01, Class A1, 1 Month LIBOR + 0.640% (Cap N/A, Floor 0.640%)
5.485%(c)	05/25/34	850	783,253
MASTR Asset-Backed Securities Trust,
Series 2004-OPT02, Class A2, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.700%)
5.545%(c)	09/25/34	566	443,173
Morgan Stanley ABS Capital I, Inc.,
Series 2002-HE03, Class A2, 1 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)
5.925%(c)	03/25/33	149	145,350
Towd Point HE Trust,
Series 2023-01, Class A1A, 144A
6.875%	02/25/63	4,005	4,074,065
			5,445,841
Manufactured Housing — 0.0%
Towd Point Mortgage Trust,
Series 2019-MH01, Class A1, 144A
3.000%(cc)	11/25/58	662	650,823
Other — 0.1%
PNMAC FMSR Issuer Trust,
Series 2018-FT01, Class A, 144A, 1 Month LIBOR + 2.350% (Cap N/A, Floor 0.000%)
6.967%(c)	04/25/23	880	873,117
TH MSR Issuer Trust,
Series 2019-FT01, Class A, 144A, 1 Month LIBOR + 2.800% (Cap N/A, Floor 2.800%)
7.645%(c)	06/25/24	8,350	7,856,598
			8,729,715
Residential Mortgage-Backed Securities — 0.0%
Countrywide Asset-Backed Certificates Trust,
Series 2004-06, Class 2A5, 1 Month LIBOR + 0.780% (Cap N/A, Floor 0.780%)
5.625%(c)	11/25/34	449	420,519
Series 2004-ECC02, Class M1, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)
5.745%(c)	12/25/34	1,630	1,541,329
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Residential Mortgage-Backed Securities (cont’d.)
Credit Suisse Mortgage Trust,
Series 2018-RPL04, 144A
4.322%(cc)	07/27/50	2,585	$2,309,175
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2004-NC05, Class M1, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)
5.745%(c)	05/25/34	625	577,148
			4,848,171

Total Asset-Backed Securities (cost $1,271,812,361)			1,272,611,382
Commercial Mortgage-Backed Securities — 7.4%
3650R Commercial Mortgage Trust,
Series 2022-PF02, Class A5
5.289%(cc)	11/15/55	8,500	8,647,239
Series 2022-PF02, Class ASB
5.289%(cc)	11/15/55	6,439	6,467,203
Arbor Multifamily Mortgage Securities Trust,
Series 2022-MF04, Class A5, 144A
3.293%(cc)	02/15/55	25,000	21,694,287
BANK,
Series 2019-BN20, Class A2
2.758%	09/15/62	6,733	5,865,479
Series 2021-BN32, Class A2
1.985%	04/15/54	10,000	9,045,311
Bank of America Merrill Lynch Commercial Mortgage Trust,
Series 2016-UB10, Class A3
2.903%	07/15/49	2,620	2,438,040
Barclays Commercial Mortgage Securities Trust,
Series 2019-C03, Class A3
3.319%	05/15/52	10,000	9,115,838
Series 2019-C04, Class A4
2.661%	08/15/52	11,045	9,821,593
Series 2021-C10, Class ASB
2.268%	07/15/54	10,449	9,037,209
Series 2022-C14, Class A4
2.692%	02/15/55	10,800	8,982,072
Series 2022-C17, Class A4
4.174%	09/15/55	9,358	8,701,169
Benchmark Mortgage Trust,
Series 2020-B19, Class A5
1.850%	09/15/53	16,000	12,741,437
Series 2020-IG01, Class A3
2.687%	09/15/43	5,120	4,304,494
Series 2021-B25, Class A2
1.977%	04/15/54	7,000	6,324,908
BMO Mortgage Trust,
Series 2022-C03, Class A5
5.313%	09/15/54	14,500	14,655,594
BX Commercial Mortgage Trust,
Series 2019-XL, Class A, 144A, 1 Month SOFR + 1.034% (Cap N/A, Floor 1.034%)
5.862%(c)	10/15/36	34,937	34,540,532
Series 2019-XL, Class G, 144A, 1 Month SOFR + 2.414% (Cap N/A, Floor 2.414%)
7.242%(c)	10/15/36	4,250	4,089,302

A3

AST INVESTMENT GRADE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
BXP Trust,
Series 2021-601L, Class A, 144A
2.618%	01/15/44	5,515	$4,242,602
Cantor Commercial Real Estate Lending,
Series 2019-CF02, Class A4
2.624%	11/15/52	13,890	11,643,195
CD Mortgage Trust,
Series 2016-CD02, Class A4
3.526%(cc)	11/10/49	10,310	9,631,008
Series 2017-CD04, Class A3
3.248%	05/10/50	8,290	7,638,208
Series 2019-CD08, Class A3
2.657%	08/15/57	19,000	16,427,083
CFCRE Commercial Mortgage Trust,
Series 2016-C07, Class A2
3.585%	12/10/54	15,030	14,032,410
Citigroup Commercial Mortgage Trust,
Series 2016-C02, Class A3
2.575%	08/10/49	2,695	2,488,063
Series 2016-P04, Class A3
2.646%	07/10/49	2,536	2,334,243
Series 2016-P05, Class A3
2.684%	10/10/49	1,654	1,515,414
Series 2017-C04, Class A2
3.190%	10/12/50	1,593	1,564,212
Series 2019-C07, Class A4
3.102%	12/15/72	15,000	13,134,966
Commercial Mortgage Trust,
Series 2012-CR04, Class A3
2.853%	10/15/45	1,529	1,476,521
Series 2013-CR12, Class A3
3.765%	10/10/46	3,096	3,073,030
Series 2013-CR12, Class A4
4.046%	10/10/46	29,350	28,954,899
Series 2014-CR20, Class A3
3.326%	11/10/47	6,369	6,147,079
Series 2014-LC15, Class A4
4.006%	04/10/47	11,219	10,982,736
Series 2014-LC17, Class A5
3.917%	10/10/47	18,000	17,475,320
Series 2014-UBS02, Class A5
3.961%	03/10/47	14,618	14,339,364
Series 2014-UBS03, Class A4
3.819%	06/10/47	6,471	6,296,515
Series 2014-UBS04, Class A5
3.694%	08/10/47	17,422	16,876,209
Series 2015-DC01, Class A5
3.350%	02/10/48	6,836	6,542,671
Series 2015-LC19, Class A4
3.183%	02/10/48	9,100	8,707,807
Series 2016-COR01, Class A3
2.826%	10/10/49	6,114	5,662,378
Series 2018-COR03, Class A2
3.961%	05/10/51	1,472	1,376,950
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Credit Suisse Mortgage Capital Certificates,
Series 2019-ICE04, Class D, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 1.600%)
6.284%(c)	05/15/36	1,776	$1,735,168
Series 2019-ICE04, Class E, 144A, 1 Month LIBOR + 2.150% (Cap N/A, Floor 2.150%)
6.834%(c)	05/15/36	11,970	11,583,529
Credit Suisse Mortgage Trust,
Series 2016-NXSR, Class A3
3.501%	12/15/49	5,500	5,160,195
Series 2016-NXSR, Class A4
3.795%(cc)	12/15/49	7,000	6,552,978
CSAIL Commercial Mortgage Trust,
Series 2017-CX10, Class A5
3.458%(cc)	11/15/50	10,080	9,264,631
DBGS Mortgage Trust,
Series 2018-BIOD, Class A, 144A, 1 Month LIBOR + 0.803% (Cap N/A, Floor 0.803%)
5.487%(c)	05/15/35	4,569	4,488,250
Deutsche Bank Commercial Mortgage Trust,
Series 2017-C06, Class A3
3.269%	06/10/50	3,736	3,615,203
Fannie Mae-Aces,
Series 2018-M12, Class A2
3.631%(cc)	08/25/30	9,400	9,100,261
Series 2019-M25, Class A2
2.330%(cc)	11/25/29	5,000	4,430,390
Series 2022-M03, Class A2
1.707%(cc)	11/25/31	24,000	19,510,493
Series 2022-M04, Class 2A2
1.209%(cc)	12/25/30	43,000	34,319,190
Series 2022-M13, Class A2
2.593%(cc)	06/25/32	30,048	26,387,838
FHLMC Multifamily Structured Pass-Through Certificates,
Series K056, Class XAM, IO
1.162%(cc)	05/25/26	38,290	1,315,441
Series K093, Class XAM, IO
1.193%(cc)	05/25/29	51,135	3,185,895
Series K106, Class XAM, IO
1.606%(cc)	02/25/30	54,548	4,982,174
Series K734, Class X1, IO
0.647%(cc)	02/25/26	119,738	1,730,996
Series K736, Class XAM, IO
1.711%(cc)	07/25/26	63,677	3,143,211
Series K737, Class XAM, IO
1.008%(cc)	10/25/26	46,658	1,501,030
GS Mortgage Securities Trust,
Series 2013-GC13, Class A5
4.089%(cc)	07/10/46	17,545	17,471,222
Series 2013-GC14, Class A4
3.955%	08/10/46	14,940	14,861,179
Series 2014-GC18, Class A4
4.074%	01/10/47	26,203	25,730,824
Series 2014-GC20, Class A5
3.998%	04/10/47	20,857	20,418,658

A4

AST INVESTMENT GRADE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2014-GC24, Class A4
3.666%	09/10/47	4,466	$4,305,885
Series 2015-GC34, Class A3
3.244%	10/10/48	9,469	8,996,737
Series 2016-GS04, Class A3
3.178%	11/10/49	4,808	4,479,126
Series 2018-GS09, Class A3
3.727%	03/10/51	7,275	6,783,521
Series 2019-GC39, Class A4
3.567%	05/10/52	9,500	8,665,075
JPMBB Commercial Mortgage Securities Trust,
Series 2013-C14, Class A4
4.133%(cc)	08/15/46	11,113	11,052,379
Series 2013-C15, Class A5
4.131%	11/15/45	11,500	11,369,892
Series 2013-C17, Class A4
4.199%	01/15/47	31,280	30,800,672
Series 2014-C18, Class A5
4.079%	02/15/47	29,090	28,480,314
Series 2014-C21, Class A5
3.775%	08/15/47	7,775	7,565,129
Series 2014-C22, Class A4
3.801%	09/15/47	33,000	32,023,682
Series 2014-C24, Class A4A1
3.373%	11/15/47	1,500	1,441,157
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP05, Class A5
3.723%	03/15/50	6,750	6,342,617
Series 2017-JP06, Class A5
3.490%	07/15/50	5,010	4,656,100
JPMDB Commercial Mortgage Securities Trust,
Series 2017-C05, Class A4
3.414%	03/15/50	8,768	8,258,261
Series 2017-C05, Class A5
3.694%	03/15/50	7,669	7,201,786
Series 2020-COR07, Class A5
2.180%	05/13/53	12,000	9,814,776
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2013-LC11, Class A5
2.960%	04/15/46	5,769	5,741,418
Series 2016-JP02, Class A3
2.559%	08/15/49	5,983	5,529,385
Series 2016-JP02, Class A4
2.822%	08/15/49	11,300	10,411,841
Series 2016-JP03, Class A4
2.627%	08/15/49	6,462	5,901,884
Series 2022-ACB, Class A, 144A, 30 Day Average SOFR + 1.400% (Cap N/A, Floor 1.400%)
5.958%(c)	03/15/39	10,000	9,674,063
Ladder Capital Commercial Mortgage Securities Trust,
Series 2017-LC26, Class A4, 144A
3.551%	07/12/50	25,100	23,360,347
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C12, Class A4
4.259%(cc)	10/15/46	9,129	9,051,831
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2016-C30, Class A4
2.600%	09/15/49	6,628	$6,079,454
Series 2016-C31, Class A4
2.840%	11/15/49	7,542	6,950,569
SLG Office Trust,
Series 2021-OVA, Class A, 144A
2.585%	07/15/41	7,000	5,573,861
UBS Commercial Mortgage Trust,
Series 2017-C04, Class A4
3.563%	10/15/50	8,100	7,508,429
Series 2018-C08, Class A3
3.720%	02/15/51	5,281	4,888,186
Series 2018-C10, Class A3
4.048%	05/15/51	2,000	1,886,884
Series 2018-C10, Class A4
4.313%	05/15/51	8,000	7,623,200
Series 2018-C12, Class A2 (original cost $2,306,476; purchased 10/10/18)(f)
4.152%	08/15/51	2,270	2,253,703
Series 2018-C14, Class A3
4.180%	12/15/51	12,479	11,894,736
Series 2019-C17, Class A2
2.313%	10/15/52	7,291	6,919,543
UBS-Barclays Commercial Mortgage Trust,
Series 2013-C06, Class A4
3.244%	04/10/46	670	668,405
Wells Fargo Commercial Mortgage Trust,
Series 2013-LC12, Class A4
4.218%(cc)	07/15/46	6,081	6,053,370
Series 2015-NXS01, Class A4
2.874%	05/15/48	8,950	8,559,501
Series 2016-BNK01, Class A2
2.399%	08/15/49	15,704	14,315,303
Series 2016-NXS06, Class A4
2.918%	11/15/49	14,551	13,394,073
Series 2017-C41, Class A3
3.210%	11/15/50	15,610	14,306,040
Series 2020-C56, Class A4
2.194%	06/15/53	5,520	4,544,051

Total Commercial Mortgage-Backed Securities (cost $1,029,648,946)			1,004,850,532
Corporate Bonds — 29.1%
Aerospace & Defense — 0.4%
Boeing Co. (The),
Sr. Unsec’d. Notes
2.950%	02/01/30(a)	2,650	2,334,249
3.250%	02/01/35	4,800	3,915,086
3.600%	05/01/34	3,160	2,710,573
3.625%	02/01/31	26,000	23,761,633
5.150%	05/01/30	25,000	25,158,551
			57,880,092

A5

AST INVESTMENT GRADE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Agriculture — 0.4%
Altria Group, Inc.,
Gtd. Notes
2.450%	02/04/32	4,150	$3,266,877
BAT Capital Corp. (United Kingdom),
Gtd. Notes
3.557%	08/15/27	5,730	5,328,699
BAT International Finance PLC (United Kingdom),
Gtd. Notes
4.448%	03/16/28	8,008	7,604,173
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
4.875%	02/15/28(a)	25,000	25,216,124
5.375%	02/15/33	10,000	10,218,737
Reynolds American, Inc. (United Kingdom),
Gtd. Notes
4.450%	06/12/25	5,000	4,910,821
			56,545,431
Airlines — 0.0%
Delta Air Lines, Inc.,
Sr. Unsec’d. Notes
3.800%	04/19/23(a)	1,097	1,095,903
Southwest Airlines Co.,
Sr. Unsec’d. Notes
5.125%	06/15/27	2,815	2,810,414
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	04/15/26	1,215	1,165,066
4.625%	04/15/29	240	217,058
			5,288,441
Apparel — 0.0%
Michael Kors USA, Inc.,
Gtd. Notes, 144A
4.250%	11/01/24	3,079	2,978,639
Auto Manufacturers — 0.6%
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
4.134%	08/04/25	500	476,730
4.950%	05/28/27(a)	12,875	12,279,854
General Motors Co.,
Sr. Unsec’d. Notes
6.600%	04/01/36	3,385	3,488,812
General Motors Financial Co., Inc.,
Gtd. Notes
4.350%	04/09/25	8,000	7,837,117
Sr. Unsec’d. Notes
2.700%	06/10/31	9,970	7,994,479
3.100%	01/12/32	8,810	7,180,833
5.000%	04/09/27	13,805	13,652,820
Stellantis Finance US, Inc.,
Gtd. Notes, 144A
2.691%	09/15/31	7,300	5,901,723
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Auto Manufacturers (cont’d.)
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, MTN
4.450%	06/29/29(a)	28,780	$29,039,532
			87,851,900
Auto Parts & Equipment — 0.0%
Aptiv PLC/Aptiv Corp.,
Gtd. Notes
3.250%	03/01/32(a)	7,780	6,762,945
Banks — 10.7%
Banco de Credito del Peru S.A. (Peru),
Sub. Notes, EMTN
3.250%(ff)	09/30/31	300	258,056
Banco do Brasil SA (Brazil),
Sr. Unsec’d. Notes
4.875%	01/11/29	1,005	936,157
Banco Mercantil del Norte SA (Mexico),
Jr. Sub. Notes
6.625%(ff)	01/24/32(oo)	270	217,350
Banco Santander SA (Spain),
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.120%
5.926%(c)	04/12/23	2,200	2,199,971
Bank Mandiri Persero Tbk PT (Indonesia),
Sr. Unsec’d. Notes, EMTN
3.750%	04/11/24	285	279,977
Bank of America Corp.,
Sr. Unsec’d. Notes
2.572%(ff)	10/20/32	19,755	16,148,229
2.687%(ff)	04/22/32	13,055	10,901,086
4.571%(ff)	04/27/33	72,239	68,722,574
6.204%(ff)	11/10/28(a)	41,345	43,221,793
Sr. Unsec’d. Notes, MTN
1.898%(ff)	07/23/31	13,140	10,534,485
3.824%(ff)	01/20/28	5,000	4,769,008
4.078%(ff)	04/23/40	2,365	2,052,201
4.948%(ff)	07/22/28	14,625	14,548,382
5.015%(ff)	07/22/33(a)	118,190	116,745,839
Sub. Notes, MTN
4.200%	08/26/24	9,015	8,870,640
Bank of New York Mellon Corp. (The),
Sr. Unsec’d. Notes, MTN
5.834%(ff)	10/25/33	36,980	39,499,992
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
3.650%	03/16/25	7,060	6,701,804
7.437%(ff)	11/02/33	2,715	2,980,460
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A
1.323%(ff)	01/13/27	320	281,923
3.375%	01/09/25	992	951,506
Sr. Unsec’d. Notes, 144A, MTN
3.052%(ff)	01/13/31	6,500	5,570,844
Citigroup, Inc.,
Sr. Unsec’d. Notes
2.520%(ff)	11/03/32	1,570	1,282,913
3.057%(ff)	01/25/33	29,500	25,033,911

A6

AST INVESTMENT GRADE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
3.785%(ff)	03/17/33	59,567	$53,413,881
6.270%(ff)	11/17/33(a)	86,360	93,404,393
Sub. Notes
4.450%	09/29/27	17,330	16,806,719
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes
3.800%	06/09/23	1,250	1,225,000
Sr. Unsec’d. Notes, 144A
3.091%(ff)	05/14/32	785	630,944
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes
2.552%(ff)	01/07/28	1,250	1,060,305
5.371%	09/09/27	425	416,612
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
1.542%(ff)	09/10/27	3,760	3,309,580
2.615%(ff)	04/22/32	26,000	21,657,191
2.650%(ff)	10/21/32	1,975	1,628,714
3.102%(ff)	02/24/33	60,088	51,499,195
3.615%(ff)	03/15/28	8,500	8,048,616
3.814%(ff)	04/23/29	16,650	15,662,217
3.850%	01/26/27	240	231,716
4.482%(ff)	08/23/28	25,000	24,458,083
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
1.645%(ff)	04/18/26	1,500	1,370,195
3.973%(ff)	05/22/30	3,800	3,436,004
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series II
4.000%(ff)	04/01/25(a)(oo)	6,000	5,336,223
Sr. Unsec’d. Notes
1.040%(ff)	02/04/27	760	678,318
2.963%(ff)	01/25/33	31,036	26,565,807
3.509%(ff)	01/23/29	17,000	15,921,456
4.565%(ff)	06/14/30	87,895	85,555,829
4.912%(ff)	07/25/33(a)	77,500	77,056,095
Sub. Notes
5.717%(ff)	09/14/33	50,000	51,015,443
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
2.341%(ff)	01/19/28	14,500	13,013,444
Morgan Stanley,
Sr. Unsec’d. Notes
4.210%(ff)	04/20/28	31,450	30,552,979
6.342%(ff)	10/18/33	69,595	76,086,991
Sr. Unsec’d. Notes, GMTN
3.772%(ff)	01/24/29	5,000	4,737,566
Sr. Unsec’d. Notes, MTN
2.511%(ff)	10/20/32	10,710	8,766,188
2.943%(ff)	01/21/33	60,212	51,034,115
4.889%(ff)	07/20/33	48,776	47,876,034
Sub. Notes, MTN
3.950%	04/23/27	655	632,742
NatWest Group PLC (United Kingdom),
Sr. Unsec’d. Notes
4.269%(ff)	03/22/25	200	195,851
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
6.037%(ff)	10/28/33	60,000	$63,165,053
Societe Generale SA (France),
Sr. Unsec’d. Notes, 144A
3.337%(ff)	01/21/33	5,000	3,999,901
4.677%	06/15/27	13,000	12,686,719
Sr. Unsec’d. Notes, 144A, MTN
3.875%	03/28/24	20,000	19,511,212
U.S. Bancorp,
Sr. Unsec’d. Notes
5.850%(ff)	10/21/33	44,715	46,723,171
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
4.125%	09/24/25	7,370	7,041,223
4.488%(ff)	05/12/26	2,930	2,824,569
Sr. Unsec’d. Notes, 144A, MTN
2.095%(ff)	02/11/32	565	438,206
US Bancorp,
Sr. Unsec’d. Notes
4.839%(ff)	02/01/34(a)	20,650	20,019,399
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN
2.572%(ff)	02/11/31	5,000	4,242,276
2.879%(ff)	10/30/30	12,770	11,081,766
3.350%(ff)	03/02/33	17,300	14,993,306
3.526%(ff)	03/24/28	16,995	16,033,967
4.808%(ff)	07/25/28	31,570	31,183,777
4.897%(ff)	07/25/33	30,500	29,749,529
			1,459,687,621
Beverages — 0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.700%	02/01/36	10,000	9,932,499
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.750%	01/23/29	6,500	6,633,705
			16,566,204
Biotechnology — 0.3%
Amgen, Inc.,
Sr. Unsec’d. Notes
5.250%	03/02/33	36,545	37,532,853
Building Materials — 0.1%
Cemex SAB de CV (Mexico),
Gtd. Notes
5.450%	11/19/29(a)	350	327,687
Fortune Brands Innovations, Inc.,
Sr. Unsec’d. Notes
3.250%	09/15/29	10,965	9,731,207
Johnson Controls International PLC,
Sr. Unsec’d. Notes
3.900%	02/14/26	322	313,770

A7

AST INVESTMENT GRADE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Building Materials (cont’d.)
Martin Marietta Materials, Inc.,
Sr. Unsec’d. Notes
4.250%	07/02/24	640	$634,556
			11,007,220
Chemicals — 0.5%
CF Industries, Inc.,
Gtd. Notes
5.150%	03/15/34	11,287	10,823,847
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP,
Sr. Unsec’d. Notes, 144A
5.125%	04/01/25	7,475	7,530,043
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
4.550%	11/30/25	131	129,152
6.300%	03/15/33(a)	17,200	18,714,121
Eastman Chemical Co.,
Sr. Unsec’d. Notes
5.750%	03/08/33	19,230	19,568,334
LyondellBasell Industries NV,
Sr. Unsec’d. Notes
5.750%	04/15/24	607	607,244
MEGlobal Canada ULC (Kuwait),
Gtd. Notes, EMTN
5.875%	05/18/30	350	356,081
Mosaic Co. (The),
Sr. Unsec’d. Notes
4.250%	11/15/23	3,295	3,263,503
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes
4.000%	12/15/26	5,000	4,830,200
			65,822,525
Commercial Services — 0.1%
Equifax, Inc.,
Sr. Unsec’d. Notes
2.350%	09/15/31	1,050	845,029
ERAC USA Finance LLC,
Gtd. Notes, 144A
3.800%	11/01/25	2,445	2,364,125
Massachusetts Institute of Technology,
Unsec’d. Notes
3.885%	07/01/2116	8,500	6,697,145
RELX Capital, Inc. (United Kingdom),
Gtd. Notes
4.750%	05/20/32(a)	2,945	2,906,887
United Rentals North America, Inc.,
Gtd. Notes
5.250%	01/15/30	1,055	1,014,830
			13,828,016
Cosmetics/Personal Care — 0.1%
Haleon US Capital LLC,
Gtd. Notes
3.375%	03/24/27	8,000	7,586,334
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Cosmetics/Personal Care (cont’d.)
3.625%	03/24/32	1,200	$1,089,561
			8,675,895
Distribution/Wholesale — 0.0%
Ferguson Finance PLC,
Sr. Unsec’d. Notes, 144A
4.650%	04/20/32	6,465	6,136,111
Ritchie Bros Holdings, Inc. (Canada),
Sr. Sec’d. Notes, 144A
6.750%	03/15/28(a)	550	566,406
			6,702,517
Diversified Financial Services — 0.2%
Ameriprise Financial, Inc.,
Sr. Unsec’d. Notes
5.150%	05/15/33	8,120	8,101,315
Capital One Financial Corp.,
Sr. Unsec’d. Notes
3.273%(ff)	03/01/30	7,980	6,852,712
Charles Schwab Corp. (The),
Sr. Unsec’d. Notes
2.900%	03/03/32(a)	5,065	4,226,038
Jefferies Financial Group, Inc.,
Sr. Unsec’d. Notes
4.150%	01/23/30	8,650	7,918,972
			27,099,037
Electric — 2.0%
AEP Texas, Inc.,
Sr. Unsec’d. Notes
3.950%	06/01/28	7,510	7,228,316
4.700%	05/15/32	11,035	10,771,964
Ameren Illinois Co.,
First Mortgage
3.850%	09/01/32	20,000	18,931,553
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
5.950%	05/15/37	1,405	1,516,555
Calpine Corp.,
Sr. Unsec’d. Notes, 144A
4.625%	02/01/29	500	433,024
5.000%	02/01/31	725	614,264
CenterPoint Energy Houston Electric LLC,
General Ref. Mortgage, Series ai.
4.450%	10/01/32	9,050	8,967,980
CenterPoint Energy, Inc.,
Sr. Unsec’d. Notes
4.250%	11/01/28	1,942	1,868,925
Dominion Energy, Inc.,
Sr. Unsec’d. Notes, Series B
3.600%	03/15/27	9,910	9,529,388
Sr. Unsec’d. Notes, Series D
2.850%	08/15/26	2,500	2,346,117
DTE Energy Co.,
Sr. Unsec’d. Notes
2.850%	10/01/26	450	421,452

A8

AST INVESTMENT GRADE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Duke Energy Carolinas LLC,
First Mortgage
2.850%	03/15/32	17,760	$15,443,774
Duke Energy Corp.,
Sr. Unsec’d. Notes
3.150%	08/15/27(a)	435	409,406
Duke Energy Progress LLC,
First Mortgage
3.700%	09/01/28	3,980	3,831,447
Energuate Trust (Guatemala),
Gtd. Notes
5.875%	05/03/27	390	356,362
Entergy Louisiana LLC,
Collateral Trust
3.250%	04/01/28	445	415,917
Entergy Texas, Inc.,
First Mortgage
4.000%	03/30/29	10,900	10,556,075
FEL Energy VI Sarl (Mexico),
Sr. Sec’d. Notes
5.750%	12/01/40	462	378,819
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
4.350%	01/15/25	1,250	1,230,231
Georgia Power Co.,
Sr. Unsec’d. Notes
4.700%	05/15/32	10,580	10,488,719
Gulf Power Co.,
Sr. Unsec’d. Notes, Series A
3.300%	05/30/27	795	761,725
Interstate Power & Light Co.,
Sr. Unsec’d. Notes
3.250%	12/01/24	925	898,310
Kallpa Generacion SA (Peru),
Sr. Unsec’d. Notes, 144A
4.125%	08/16/27	290	266,800
Kentucky Utilities Co.,
First Mortgage
3.300%	10/01/25	2,150	2,071,184
Light Servicos de Eletricidade SA/Light Energia SA (Brazil),
Gtd. Notes
4.375%	06/18/26	200	59,250
Gtd. Notes, 144A
4.375%	06/18/26	200	59,250
Louisville Gas & Electric Co.,
First Mortgage, Series 25
3.300%	10/01/25	3,065	2,962,208
Metropolitan Edison Co.,
Sr. Unsec’d. Notes, 144A
4.300%	01/15/29	12,210	11,710,157
Monongahela Power Co.,
First Mortgage, 144A
4.100%	04/15/24	5,310	5,199,172
PacifiCorp,
First Mortgage
3.350%	07/01/25	2,270	2,191,765
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Public Service Co. of Colorado,
First Mortgage, Series 38
4.100%	06/01/32	35,464	$34,159,031
Puget Energy, Inc.,
Sr. Sec’d. Notes
3.650%	05/15/25	530	510,610
Sempra Energy,
Sr. Unsec’d. Notes
3.400%	02/01/28	5,000	4,706,516
Southern California Edison Co.,
First Mortgage
5.850%	11/01/27	10,790	11,368,938
5.950%	11/01/32	37,960	41,113,093
Southern Co. (The),
Jr. Sub. Notes
4.475%	08/01/24	6,855	6,764,142
Southwestern Electric Power Co.,
Sr. Unsec’d. Notes, Series M
4.100%	09/15/28	5,000	4,834,651
Union Electric Co.,
First Mortgage
2.950%	03/15/30	6,500	5,893,268
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes, Series B
3.750%	05/15/27	19,420	18,864,687
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.000%	07/31/27(a)	2,245	2,121,705
5.625%	02/15/27(a)	3,000	2,922,700
Sr. Sec’d. Notes, 144A
3.550%	07/15/24	2,580	2,492,155
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
4.600%	06/01/32	1,530	1,488,419
			269,160,024
Energy-Alternate Sources — 0.0%
Aydem Yenilenebilir Enerji A/S (Turkey),
Sr. Sec’d. Notes
7.750%	02/02/27	200	167,538
Azure Power Solar Energy Pvt. Ltd. (India),
Sr. Sec’d. Notes, 144A, MTN
5.650%	12/24/24(a)	400	337,000
			504,538
Engineering & Construction — 0.0%
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A
3.875%	04/30/28	300	277,500
4.250%	10/31/26	2,644	2,523,368
5.500%	07/31/47	4,220	3,223,236
			6,024,104

A9

AST INVESTMENT GRADE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Entertainment — 0.8%
Warnermedia Holdings, Inc.,
Gtd. Notes, 144A
3.528%	03/15/24	500	$488,831
4.279%	03/15/32(a)	116,995	104,392,213
			104,881,044
Environmental Control — 0.1%
Clean Harbors, Inc.,
Gtd. Notes, 144A
6.375%	02/01/31(a)	850	867,307
Waste Connections, Inc.,
Sr. Unsec’d. Notes
3.200%	06/01/32	9,035	8,031,055
			8,898,362
Foods — 0.2%
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Gtd. Notes, 144A
5.125%	02/01/28	21,645	20,925,481
Kraft Heinz Foods Co.,
Gtd. Notes
3.000%	06/01/26	9,170	8,761,285
4.375%	06/01/46	820	714,466
Mars, Inc.,
Gtd. Notes, 144A
3.875%	04/01/39	1,370	1,197,654
4.125%	04/01/54	645	552,854
4.200%	04/01/59	600	505,507
			32,657,247
Gas — 0.1%
Southern California Gas Co.,
Sr. Unsec’d. Notes
2.950%	04/15/27	10,820	10,143,329
Healthcare-Services — 1.1%
Aetna, Inc.,
Sr. Unsec’d. Notes
3.500%	11/15/24	1,000	977,096
Elevance Health, Inc.,
Sr. Unsec’d. Notes
5.500%	10/15/32	26,740	28,091,018
HCA, Inc.,
Sr. Sec’d. Notes
4.500%	02/15/27	4,600	4,495,876
Memorial Sloan-Kettering Cancer Center,
Sr. Unsec’d. Notes
4.125%	07/01/52	125	110,084
Nationwide Children’s Hospital, Inc.,
Unsec’d. Notes
4.556%	11/01/52	3,360	3,152,923
Quest Diagnostics, Inc.,
Sr. Unsec’d. Notes
2.950%	06/30/30	270	241,588
Stanford Health Care,
Unsec’d. Notes, Series 2020
3.310%	08/15/30	8,980	8,176,514
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.300%	05/15/31	12,200	$10,456,661
4.200%	05/15/32	2	1,957
4.500%	04/15/33	72,120	71,684,182
5.350%	02/15/33	21,495	22,844,230
			150,232,129
Home Furnishings — 0.0%
Panasonic Holdings Corp. (Japan),
Sr. Unsec’d. Notes, 144A
2.679%	07/19/24	1,000	967,925
Insurance — 0.1%
American International Group, Inc.,
Sr. Unsec’d. Notes
3.900%	04/01/26	1,327	1,291,659
Arch Capital Finance LLC,
Gtd. Notes
4.011%	12/15/26	3,045	2,954,897
Berkshire Hathaway Finance Corp.,
Gtd. Notes
1.450%	10/15/30	4,005	3,298,857
Corebridge Financial, Inc.,
Sr. Unsec’d. Notes, 144A
3.900%	04/05/32	6,685	5,782,693
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
3.951%	10/15/50	2,700	2,049,311
4.569%	02/01/29	2	1,926
Markel Corp.,
Sr. Unsec’d. Notes
3.500%	11/01/27	500	475,967
			15,855,310
Internet — 0.0%
Amazon.com, Inc.,
Sr. Unsec’d. Notes
3.600%	04/13/32	6,100	5,784,436
Prosus NV (China),
Sr. Unsec’d. Notes
4.193%	01/19/32	450	379,772
			6,164,208
Iron/Steel — 0.1%
Nucor Corp.,
Sr. Unsec’d. Notes
4.300%	05/23/27	11,570	11,362,483
Leisure Time — 0.0%
Harley-Davidson Financial Services, Inc.,
Gtd. Notes, 144A
3.350%	06/08/25	1,885	1,788,973
Lodging — 0.2%
Marriott International, Inc.,
Sr. Unsec’d. Notes
5.000%	10/15/27	31,516	31,587,858

A10

AST INVESTMENT GRADE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Machinery-Diversified — 0.3%
John Deere Capital Corp.,
Sr. Unsec’d. Notes, MTN
3.900%	06/07/32	2,110	$2,031,931
4.350%	09/15/32	36,510	36,461,944
			38,493,875
Media — 1.0%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
5.375%	06/01/29	2,600	2,388,271
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
4.400%	04/01/33(a)	104,750	92,846,037
6.384%	10/23/35	5,822	5,777,895
Comcast Corp.,
Gtd. Notes
3.750%	04/01/40	1,510	1,297,767
4.150%	10/15/28	25,000	24,733,607
4.200%	08/15/34	1,575	1,506,342
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
3.350%	09/15/26	7,500	7,122,155
			135,672,074
Mining — 0.3%
Barrick PD Australia Finance Pty Ltd. (Canada),
Gtd. Notes
5.950%	10/15/39	4,267	4,561,530
Newmont Corp.,
Gtd. Notes
2.600%	07/15/32(a)	32,650	27,287,888
Yamana Gold, Inc. (Canada),
Gtd. Notes
2.630%	08/15/31	2,970	2,382,514
			34,231,932
Miscellaneous Manufacturing — 0.1%
Parker-Hannifin Corp.,
Sr. Unsec’d. Notes
4.250%	09/15/27	10,895	10,709,853
Office/Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.,
Gtd. Notes
2.670%	12/01/26	6,600	6,007,567
Oil & Gas — 1.4%
Aker BP ASA (Norway),
Gtd. Notes, 144A
2.000%	07/15/26	3,738	3,362,929
3.100%	07/15/31	13,000	10,948,616
Sr. Unsec’d. Notes, 144A
4.000%	01/15/31	10,490	9,456,517
BP Capital Markets America, Inc.,
Gtd. Notes
3.796%	09/21/25	2	1,985
4.812%	02/13/33	21,500	21,831,466
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
2.650%	01/15/32	72,942	$60,064,506
Diamondback Energy, Inc.,
Gtd. Notes
3.500%	12/01/29	6,620	6,061,894
6.250%	03/15/33	34,500	36,506,161
Leviathan Bond Ltd. (Israel),
Sr. Sec’d. Notes, 144A
6.750%	06/30/30	210	195,405
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
6.950%	07/01/24	946	959,146
Petroleos Mexicanos (Mexico),
Gtd. Notes
6.500%	03/13/27	9,000	8,132,400
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
1.900%	08/15/30	2,090	1,699,192
2.150%	01/15/31	10,515	8,641,320
Valero Energy Corp.,
Sr. Unsec’d. Notes
2.800%	12/01/31	1,750	1,472,066
4.350%	06/01/28	5,010	4,911,088
Var Energi ASA (Norway),
Sr. Unsec’d. Notes, 144A
5.000%	05/18/27	15,970	15,306,783
			189,551,474
Packaging & Containers — 0.1%
AptarGroup, Inc.,
Sr. Unsec’d. Notes
3.600%	03/15/32	3,605	3,178,632
Sealed Air Corp./Sealed Air Corp. US,
Gtd. Notes, 144A
6.125%	02/01/28(a)	1,150	1,163,675
WRKCo, Inc.,
Gtd. Notes
4.650%	03/15/26	12,590	12,462,715
			16,805,022
Pharmaceuticals — 1.5%
AbbVie, Inc.,
Sr. Unsec’d. Notes
3.200%	11/21/29	92,370	85,679,926
3.850%	06/15/24	575	568,004
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
2.950%	03/15/32	9,540	8,602,850
Cigna Group (The),
Gtd. Notes
3.250%	04/15/25	530	513,716
4.375%	10/15/28	14,520	14,302,147
CVS Health Corp.,
Sr. Unsec’d. Notes
4.300%	03/25/28	4,944	4,855,961

A11

AST INVESTMENT GRADE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
4.780%	03/25/38	515	$490,691
4.875%	07/20/35(a)	1,260	1,233,123
5.000%	12/01/24	700	698,835
5.250%	02/21/33	50,000	50,927,623
Eli Lilly & Co.,
Sr. Unsec’d. Notes
4.700%	02/27/33	10,000	10,248,110
Merck & Co., Inc.,
Sr. Unsec’d. Notes
1.450%	06/24/30	2,805	2,317,884
2.150%	12/10/31(a)	5,000	4,223,935
Mylan, Inc.,
Gtd. Notes
5.200%	04/15/48	4,773	3,762,136
Takeda Pharmaceutical Co. Ltd. (Japan),
Sr. Unsec’d. Notes
5.000%	11/26/28	10,000	10,063,172
			198,488,113
Pipelines — 2.2%
Energy Transfer LP,
Sr. Unsec’d. Notes
3.750%	05/15/30	31,621	29,173,845
4.200%	04/15/27	1,510	1,451,992
4.950%	06/15/28	15,325	15,226,415
5.250%	04/15/29	10,000	9,974,933
5.500%	06/01/27	5,000	5,061,788
5.750%	02/15/33	25,551	26,091,560
Enterprise Products Operating LLC,
Gtd. Notes
2.800%	01/31/30	11,461	10,184,694
3.125%	07/31/29(a)	7,750	7,093,700
EQM Midstream Partners LP,
Sr. Unsec’d. Notes, 144A
7.500%	06/01/27	225	225,823
7.500%	06/01/30	225	217,898
Kinder Morgan, Inc.,
Gtd. Notes
5.200%	06/01/33	3,850	3,823,897
MPLX LP,
Sr. Unsec’d. Notes
4.000%	03/15/28	8,455	8,092,300
4.125%	03/01/27	2,980	2,889,739
4.950%	09/01/32	40,226	39,407,067
5.000%	03/01/33	25,000	24,466,233
ONEOK, Inc.,
Gtd. Notes
4.000%	07/13/27	1,535	1,467,220
4.500%	03/15/50	3,135	2,431,800
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.550%	12/15/29	10,000	8,942,605
4.650%	10/15/25	2,185	2,164,642
Spectra Energy Partners LP,
Gtd. Notes
4.750%	03/15/24	4,340	4,310,321
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
Targa Resources Corp.,
Gtd. Notes
4.200%	02/01/33(a)	18,585	$16,690,413
5.200%	07/01/27	33,620	33,327,712
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes
4.000%	03/15/28	3,610	3,457,111
Valero Energy Partners LP,
Gtd. Notes
4.500%	03/15/28	4,255	4,202,583
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
2.600%	03/15/31	16,997	14,262,483
4.300%	03/04/24	1,000	989,919
5.650%	03/15/33	17,915	18,499,749
			294,128,442
Real Estate Investment Trusts (REITs) — 0.3%
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
3.650%	06/15/24	3,750	3,634,523
3.850%	02/01/25	5,575	5,343,581
Extra Space Storage LP,
Gtd. Notes
3.900%	04/01/29	8,500	7,843,167
Realty Income Corp.,
Sr. Unsec’d. Notes
2.850%	12/15/32	150	123,899
Simon Property Group LP,
Sr. Unsec’d. Notes
1.750%	02/01/28	6,490	5,589,838
2.250%	01/15/32(a)	7,500	5,871,953
Sun Communities Operating LP,
Gtd. Notes
4.200%	04/15/32	9,930	8,867,468
VICI Properties LP,
Sr. Unsec’d. Notes
4.750%	02/15/28	8,970	8,583,122
Welltower OP LLC,
Gtd. Notes
3.100%	01/15/30	1,500	1,307,736
			47,165,287
Retail — 0.3%
Advance Auto Parts, Inc.,
Gtd. Notes
3.900%	04/15/30(a)	1,610	1,464,931
AutoNation, Inc.,
Sr. Unsec’d. Notes
3.850%	03/01/32(a)	6,700	5,709,573
AutoZone, Inc.,
Sr. Unsec’d. Notes
4.750%	02/01/33	9,477	9,362,396
O’Reilly Automotive, Inc.,
Sr. Unsec’d. Notes
4.200%	04/01/30	8,665	8,335,829

A12

AST INVESTMENT GRADE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Retail (cont’d.)
4.700%	06/15/32	6,615	$6,521,021
Walmart, Inc.,
Sr. Unsec’d. Notes
4.150%	09/09/32	8,920	8,986,791
			40,380,541
Semiconductors — 0.5%
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes
3.500%	01/15/28	1,555	1,458,455
Broadcom, Inc.,
Gtd. Notes
3.459%	09/15/26	13,058	12,483,084
4.150%	11/15/30	5,140	4,764,636
Sr. Unsec’d. Notes, 144A
3.137%	11/15/35	1,153	888,565
3.419%	04/15/33	47,900	40,067,314
4.926%	05/15/37	3,975	3,606,633
			63,268,687
Software — 0.6%
Fiserv, Inc.,
Sr. Unsec’d. Notes
4.200%	10/01/28	12,730	12,333,481
5.450%	03/02/28	6,270	6,404,498
Microsoft Corp.,
Sr. Unsec’d. Notes
2.525%	06/01/50	143	100,710
Oracle Corp.,
Sr. Unsec’d. Notes
3.850%	07/15/36	3,300	2,805,734
4.900%	02/06/33	10,204	9,992,558
6.250%	11/09/32	36,130	38,781,140
Workday, Inc.,
Sr. Unsec’d. Notes
3.700%	04/01/29	5,790	5,423,973
			75,842,094
Telecommunications — 2.1%
AT&T, Inc.,
Sr. Unsec’d. Notes
2.250%	02/01/32(a)	23,475	19,171,193
2.550%	12/01/33	66,000	53,091,366
3.500%	09/15/53	4,246	3,083,298
4.350%	03/01/29	25,000	24,480,436
CT Trust (Guatemala),
Sr. Sec’d. Notes
5.125%	02/03/32	200	166,560
Level 3 Financing, Inc.,
Sr. Sec’d. Notes, 144A
3.400%	03/01/27	400	316,087
Sprint LLC,
Gtd. Notes
7.125%	06/15/24	5,000	5,088,100
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
Telefonica Moviles Chile SA (Chile),
Sr. Unsec’d. Notes
3.537%	11/18/31	430	$339,512
T-Mobile USA, Inc.,
Gtd. Notes
2.250%	11/15/31	10,715	8,771,197
2.550%	02/15/31	13,265	11,237,059
3.875%	04/15/30	25,000	23,447,234
4.375%	04/15/40	525	470,277
5.200%	01/15/33(a)	30,000	30,532,567
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.355%	03/15/32	121,525	99,704,802
2.550%	03/21/31(a)	3,725	3,173,522
4.016%	12/03/29	8,188	7,842,461
			290,915,671
Transportation — 0.1%
Union Pacific Corp.,
Sr. Unsec’d. Notes
2.800%	02/14/32	12,404	10,903,416
Water — 0.1%
American Water Capital Corp.,
Sr. Unsec’d. Notes
3.000%	12/01/26	13,140	12,351,812

Total Corporate Bonds (cost $3,963,838,200)			3,979,372,730
Municipal Bonds — 0.4%
Arizona — 0.2%
Salt River Project Agricultural Improvement & Power District,
Revenue Bonds, BABs
4.839%	01/01/41	20,800	20,742,416
California — 0.0%
Regents of the University of California Medical Center Pooled Revenue,
Revenue Bonds, Series Q
4.132%	05/15/32	2,305	2,210,714
Colorado — 0.0%
Regional Transportation District Sales Tax Revenue,
Revenue Bonds, BABs, Series B
5.844%	11/01/50	2,895	3,295,599
Massachusetts — 0.0%
Massachusetts Clean Water Trust (The),
Revenue Bonds, BABs
5.192%	08/01/40	1,265	1,290,745
New York — 0.1%
New York City Municipal Water Finance Authority,
Revenue Bonds, BABs
5.440%	06/15/43	7,000	7,549,396
New York City Transitional Finance Authority Future Tax Secured Revenue,
Taxable, Revenue Bonds, BABs
5.767%	08/01/36	1,910	2,013,372
			9,562,768

A13

AST INVESTMENT GRADE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
Ohio — 0.0%
Ohio State University (The),
Taxable, Revenue Bonds, BABs, Series C
4.910%	06/01/40	1,300	$1,320,426
Ohio Water Development Authority Water Pollution Control Loan Fund,
Taxable, Revenue Bonds, BABs, Series B2
4.879%	12/01/34	2,000	2,039,331
			3,359,757
Oregon — 0.0%
State of Oregon Department of Transportation,
Taxable, Revenue Bonds, BABs, Series A
5.834%	11/15/34	500	555,193
Pennsylvania — 0.1%
Pennsylvania Turnpike Commission,
Revenue Bonds, BABs, Series B
5.511%	12/01/45	4,000	4,362,069
Texas — 0.0%
City of San Antonio Electric & Gas Systems Revenue,
Taxable, Revenue Bonds
4.427%	02/01/42	1,750	1,683,343
Washington — 0.0%
Central Puget Sound Regional Transit Authority,
Revenue Bonds, BABs
5.491%	11/01/39	2,330	2,543,189

Total Municipal Bonds (cost $55,313,807)			49,605,793
Residential Mortgage-Backed Securities — 0.1%
Alternative Loan Trust,
Series 2005-38, Class A3, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.700%)
5.545%(c)	09/25/35	1,416	1,212,362
Bellemeade Re Ltd.,
Series 2018-03A, Class M1B, 144A, 1 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)
6.695%(c)	10/25/28	25	24,679
Credit Suisse Mortgage Trust,
Series 2018-RPL09, Class A, 144A
3.850%(cc)	09/25/57	1,274	1,200,428
Eagle Re Ltd.,
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)
6.545%(c)	11/25/28	1,721	1,718,814
Series 2019-01, Class M2, 144A, 1 Month LIBOR + 3.300% (Cap N/A, Floor 0.000%)
8.145%(c)	04/25/29	1,500	1,503,379
Home Re Ltd.,
Series 2019-01, Class M1, 144A, 1 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)
6.495%(c)	05/25/29	455	455,029
Mill City Mortgage Loan Trust,
Series 2017-03, Class A1, 144A
2.750%(cc)	01/25/61	816	789,313
Series 2018-01, Class A1, 144A
3.250%(cc)	05/25/62	1,209	1,166,224
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
New Residential Mortgage Loan Trust,
Series 2018-04A, Class A1S, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)
5.595%(c)	01/25/48	202	$195,303
Oaktown Re II Ltd.,
Series 2018-01A, Class M1, 144A, 1 Month LIBOR + 1.550% (Cap N/A, Floor 0.000%)
6.395%(c)	07/25/28	323	323,043
OBX Trust,
Series 2018-01, Class A2, 144A, 1 Month LIBOR + 0.650% (Cap N/A, Floor 0.000%)
5.495%(c)	06/25/57	640	595,932
PNMAC GMSR Issuer Trust,
Series 2018-GT01, Class A, 144A, 1 Month LIBOR + 2.850% (Cap N/A, Floor 2.850%)
7.695%(c)	02/25/25	2,560	2,546,839
Towd Point Mortgage Trust,
Series 2019-04, Class A1, 144A
2.900%(cc)	10/25/59	1,460	1,360,462
Series 2019-HY03, Class A1A, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
5.845%(c)	10/25/59	613	608,972
Washington Mutual Mortgage Pass-Through Certificates Trust,
Series 2006-AR10, Class 1A1
3.754%(cc)	09/25/36	836	720,222

Total Residential Mortgage-Backed Securities (cost $14,924,020)			14,421,001
Sovereign Bonds — 0.4%
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes
2.375%	08/20/30	490	415,673
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes
5.500%	02/22/29	600	563,363
Sr. Unsec’d. Notes, 144A
5.950%	01/25/27	700	687,662
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes, 144A, MTN
5.125%	01/15/45	1,000	981,360
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, EMTN
0.625%	09/02/25	10,000	9,132,894
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
6.375%	10/23/34	2,000	2,247,720
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes, 144A
5.103%	04/23/48	1,245	1,263,675
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes
2.375%	10/17/24	26,379	25,259,544
2.875%	10/17/29	15,600	13,311,904

A14

AST INVESTMENT GRADE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Sovereign Bonds (continued)
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes
2.125%	12/01/30	900	$681,075

Total Sovereign Bonds (cost $58,274,078)			54,544,870
U.S. Government Agency Obligations — 10.8%
Federal Home Loan Bank
4.250%	09/10/32	595	599,075
Federal Home Loan Mortgage Corp.
2.500%	10/01/51	1,000	862,511
2.500%	11/01/51	1,000	862,616
2.500%	11/01/51	1,000	862,619
2.500%	11/01/51	1,000	862,751
2.500%	11/01/51	2,000	1,724,106
2.500%	11/01/51	36,129	31,170,541
2.500%	12/01/51	1,000	862,052
2.500%	12/01/51	1,000	862,455
2.500%	01/01/52	1,000	862,171
2.500%	01/01/52	3,024	2,608,507
2.500%	03/01/52	1,000	862,675
2.500%	04/01/52	1,000	862,154
2.500%	04/01/52	1,000	862,225
2.500%	04/01/52	1,000	862,317
2.500%	05/01/52	1,000	862,410
2.500%	07/01/52	1,000	862,248
2.500%	11/01/52	500	431,094
2.500%	01/01/53	1,000	862,148
4.000%	10/01/52	244,518	233,855,957
4.500%	07/01/52	4,994	4,892,279
4.500%	08/01/52	16,925	16,582,643
4.500%	09/01/52	139,912	137,078,607
6.250%	07/15/32	76,550	91,226,181
6.750%	03/15/31	12,132	14,538,187
Federal National Mortgage Assoc.
2.500%	10/01/51	1,000	862,587
2.500%	02/01/52	1,000	862,399
2.500%	03/01/52	1,000	862,487
2.500%	04/01/52	1,000	862,154
2.500%	04/01/52	1,000	862,301
2.500%	04/01/52	1,000	862,357
2.500%	04/01/52	1,000	862,416
2.500%	04/01/52	2,000	1,724,814
2.500%	05/01/52	1,000	862,155
2.500%	05/01/52	1,000	862,284
2.500%	05/01/52	1,000	862,361
2.500%	05/01/52	1,000	862,420
2.500%	07/01/52	1,000	862,167
2.500%	11/01/52	1,000	862,146
2.500%	01/01/53	2,000	1,724,308
3.000%	02/01/52	129,960	116,760,306
3.500%	05/01/52	666	619,257
4.000%	TBA	13,000	12,439,425
4.000%	04/01/38	78,900	77,676,484
4.000%	07/01/52	6,004	5,743,802
4.000%	12/01/52	8,525	8,153,034
4.500%	07/01/52	6,985	6,843,981
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
4.500%	08/01/52	20,881	$20,458,200
4.500%	09/01/52	241,220	236,334,528
4.500%	01/01/53	145,000	142,060,333
5.000%	08/01/52	1,907	1,901,944
6.625%	11/15/30(k)	45,037	53,371,309
Government National Mortgage Assoc.
3.000%	03/20/52(k)	241,879	220,589,686
3.000%	04/20/52	14,246	12,987,669
Tennessee Valley Authority, Sr. Unsec’d. Notes
1.500%	09/15/31	220	179,324

Total U.S. Government Agency Obligations (cost $1,463,720,140)			1,477,559,167
U.S. Treasury Obligations — 22.8%
U.S. Treasury Bonds
1.125%	08/15/40	150,000	99,117,187
1.375%	11/15/40	138,720	95,456,700
1.750%	08/15/41(kk)	408,300	295,570,922
2.000%	11/15/41	333,900	251,885,812
2.250%	05/15/41(a)	366,720	291,255,900
2.375%	02/15/42(a)	6,500	5,225,391
U.S. Treasury Notes
1.750%	01/31/29	180,000	162,520,313
2.375%	03/31/29	172,000	160,578,125
3.125%	08/31/29	200,000	194,703,126
3.250%	06/30/29	885,000	867,714,844
3.500%	01/31/30(a)	153,085	152,487,012
3.500%	02/15/33(a)	8,800	8,815,125
U.S. Treasury Strips Coupon
2.364%(s)	05/15/45	4,640	1,927,412
2.377%(s)	08/15/45	1,705	702,713
2.387%(s)	05/15/43	5,565	2,507,511
2.471%(s)	08/15/44	15,965	6,816,307
2.544%(s)	11/15/45	4,405	1,802,436
3.203%(s)	02/15/42	63,730	30,289,176
3.239%(s)	05/15/44	15,400	6,648,469
3.406%(s)	02/15/46	46,080	18,678,600
3.735%(s)	08/15/40	107,180	54,703,668
3.849%(s)	11/15/41	75,000	36,061,523
3.927%(s)	02/15/29	90,000	72,861,328
4.001%(s)	08/15/41	122,800	59,677,922
4.045%(s)	02/15/36	14,000	8,655,391
4.045%(s)	11/15/42	70,000	32,104,297
4.241%(s)	05/15/41	125,000	61,601,562
4.278%(s)	02/15/41	280,000	139,529,687

Total U.S. Treasury Obligations (cost $3,071,477,418)			3,119,898,459

Total Long-Term Investments (cost $13,429,693,982)			13,563,151,038

A15

AST INVESTMENT GRADE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value
Short-Term Investments — 5.6%
Affiliated Mutual Fund — 5.4%
PGIM Institutional Money Market Fund (cost $742,218,877; includes $737,877,237 of cash collateral for securities on loan)(b)(wd)	742,742,113	$742,370,742
Unaffiliated Fund — 0.2%
Dreyfus Government Cash Management (Institutional Shares)	21,163,305	21,163,305
(cost $21,163,305)

Total Short-Term Investments (cost $763,382,182)		763,534,047

TOTAL INVESTMENTS—104.9% (cost $14,193,076,164)		14,326,685,085

Liabilities in excess of other assets(z) — (4.9)%		(666,945,281)

Net Assets — 100.0%		$13,659,739,804

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ABS	Asset-Backed Security
Aces	Alternative Credit Enhancements Securities
BABs	Build America Bonds
CLO	Collateralized Loan Obligation
EMTN	Euro Medium Term Note
FHLMC	Federal Home Loan Mortgage Corporation
GMTN	Global Medium Term Note
IO	Interest Only (Principal amount represents notional)
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
MASTR	Morgan Stanley Structured Asset Security
MTN	Medium Term Note
REITs	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $727,118,082; cash collateral of $737,877,237 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2023.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2023. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $2,306,476. The aggregate value of $2,253,703 is 0.0% of net assets.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(kk)	Represents security, or a portion thereof, segregated as collateral for TBA securities.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wd)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager of the underlying portfolios in which the Portfolio invests.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at March 31, 2023:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
6,111	5 Year U.S. Treasury Notes	Jun. 2023	$669,202,227	$6,967,395
46,429	10 Year U.S. Treasury Notes	Jun. 2023	5,335,707,966	139,077,375
7,323	10 Year U.S. Ultra Treasury Notes	Jun. 2023	887,112,833	121,629
				146,166,399
Short Positions:
6,052	2 Year U.S. Treasury Notes	Jun. 2023	1,249,454,319	(11,667,322)
21,502	20 Year U.S. Treasury Bonds	Jun. 2023	2,820,121,688	(112,088,319)
A16

AST INVESTMENT GRADE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Futures contracts outstanding at March 31, 2023 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions (cont’d):
2,371	30 Year U.S. Ultra Treasury Bonds	Jun. 2023	$334,607,375	$(11,630,854)
				(135,386,495)
				$10,779,904
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A17